Stock Option, Restrictive Stock Incentive, And Dividend Reinvestment Plans (Summary Of Assumptions To Estimate The Fair Value Of Stock Options Granted)(Details) (Employee Stock Options [Member])	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Employee Stock Options [Member]
Expected dividend yield	1.70%	1.84%	0.42%
Expected weighted-average lives of options granted	6 years 2 months	6 years 1 month	6 years 1 month
Expected weighted-average volatility	33.79%	36.19%	42.40%
Expected volatility range, minimum	24.55%	27.27%	35.80%
Expected volatility range, maximum	61.49%	62.98%	62.21%
Risk-free interest rate	1.96%	1.16%	1.10%